OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Investments		$ 3,786,791	$ 13,018,791
Other Current Assets	$ 5,733,682	9,105,457	18,913,039
Other Current Assets [Member]
Investments	3,036,791	3,786,791	13,018,791
Excise Tax Receivable	0	5,254,595	5,721,945
Notes Receivable	2,549,302	0	0
Other Current Assets	147,589	64,071	172,303
Total Other Current Assets	$ 5,733,682	$ 9,105,457	$ 18,913,039